Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common Stock Par Value	$ 0	$ 0	$ 0
Common Stock Authorized	500,000,000	500,000,000	500,000,000
Common Stock Issued	43,653,343	41,501,251	35,750,000
Common Stock Outstanding	43,653,343	41,501,251	35,750,000
Convertible Debt, Currrent, Debt Discount	$ 197,331	$ 474,283	$ 970,150
Convertible Debt, Current, Related Party, Debt Discount	$ 0	$ 0	$ 23,001